FINANCIAL INSTRUMENTS - Financial Assets and Liabilities by Category (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Total financial assets	$ 149.1	$ 226.8
Disclosure of financial liabilities [line items]
Liabilities	2,189.9	2,381.9
Mandatorily at FVTPL - others
Disclosure of financial liabilities [line items]
Liabilities	0.6	8.5
FV - Hedging Instruments
Disclosure of financial liabilities [line items]
Liabilities	5.9	5.7
Other financial liabilities at amortized cost
Disclosure of financial liabilities [line items]
Liabilities	2,183.4	2,367.7
Financial assets at amortized cost
Disclosure of financial assets [line items]
Total financial assets	23.4	30.9
FVOCI - equity instruments
Disclosure of financial assets [line items]
Total financial assets	9.1	4.6
Mandatorily at FVTPL - others
Disclosure of financial assets [line items]
Total financial assets	115.0	184.5
FV - Hedging Instruments
Disclosure of financial assets [line items]
Total financial assets	1.6	6.8
Total debt
Disclosure of financial liabilities [line items]
Liabilities	1,758.7	1,857.7
Total debt | Mandatorily at FVTPL - others
Disclosure of financial liabilities [line items]
Liabilities	0.0	0.0
Total debt | FV - Hedging Instruments
Disclosure of financial liabilities [line items]
Liabilities	0.0	0.0
Total debt | Other financial liabilities at amortized cost
Disclosure of financial liabilities [line items]
Liabilities	1,758.7	1,857.7
Trade and other payables
Disclosure of financial liabilities [line items]
Liabilities	294.8	345.4
Trade and other payables | Mandatorily at FVTPL - others
Disclosure of financial liabilities [line items]
Liabilities	0.0	0.0
Trade and other payables | FV - Hedging Instruments
Disclosure of financial liabilities [line items]
Liabilities	0.0	0.0
Trade and other payables | Other financial liabilities at amortized cost
Disclosure of financial liabilities [line items]
Liabilities	294.8	345.4
Derivative liabilities - Hedging instruments
Disclosure of financial liabilities [line items]
Liabilities	5.9	5.7
Derivative liabilities - Hedging instruments | Mandatorily at FVTPL - others
Disclosure of financial liabilities [line items]
Liabilities	0.0	0.0
Derivative liabilities - Hedging instruments | FV - Hedging Instruments
Disclosure of financial liabilities [line items]
Liabilities	5.9	5.7
Derivative liabilities - Hedging instruments | Other financial liabilities at amortized cost
Disclosure of financial liabilities [line items]
Liabilities	0.0	0.0
Derivative liabilities - Non-hedge
Disclosure of financial liabilities [line items]
Liabilities	0.6	8.5
Derivative liabilities - Non-hedge | Mandatorily at FVTPL - others
Disclosure of financial liabilities [line items]
Liabilities	0.6	8.5
Derivative liabilities - Non-hedge | FV - Hedging Instruments
Disclosure of financial liabilities [line items]
Liabilities	0.0	0.0
Derivative liabilities - Non-hedge | Other financial liabilities at amortized cost
Disclosure of financial liabilities [line items]
Liabilities	0.0	0.0
Other financial liabilities
Disclosure of financial liabilities [line items]
Liabilities	129.9	164.6
Other financial liabilities | Mandatorily at FVTPL - others
Disclosure of financial liabilities [line items]
Liabilities	0.0	0.0
Other financial liabilities | FV - Hedging Instruments
Disclosure of financial liabilities [line items]
Liabilities	0.0	0.0
Other financial liabilities | Other financial liabilities at amortized cost
Disclosure of financial liabilities [line items]
Liabilities	129.9	164.6
Cash and cash equivalents
Disclosure of financial assets [line items]
Total financial assets	98.5	148.9
Cash and cash equivalents | Financial assets at amortized cost
Disclosure of financial assets [line items]
Total financial assets	0.0	0.0
Cash and cash equivalents | FVOCI - equity instruments
Disclosure of financial assets [line items]
Total financial assets	0.0	0.0
Cash and cash equivalents | Mandatorily at FVTPL - others
Disclosure of financial assets [line items]
Total financial assets	98.5	148.9
Cash and cash equivalents | FV - Hedging Instruments
Disclosure of financial assets [line items]
Total financial assets	0.0	0.0
Trade and other receivables
Disclosure of financial assets [line items]
Total financial assets	10.3	8.1
Trade and other receivables | Financial assets at amortized cost
Disclosure of financial assets [line items]
Total financial assets	10.3	8.1
Trade and other receivables | FVOCI - equity instruments
Disclosure of financial assets [line items]
Total financial assets	0.0	0.0
Trade and other receivables | Mandatorily at FVTPL - others
Disclosure of financial assets [line items]
Total financial assets	0.0	0.0
Trade and other receivables | FV - Hedging Instruments
Disclosure of financial assets [line items]
Total financial assets	0.0	0.0
Receivables from provisional copper sales
Disclosure of financial assets [line items]
Total financial assets	14.0	30.5
Receivables from provisional copper sales | Financial assets at amortized cost
Disclosure of financial assets [line items]
Total financial assets	0.0	0.0
Receivables from provisional copper sales | FVOCI - equity instruments
Disclosure of financial assets [line items]
Total financial assets	0.0	0.0
Receivables from provisional copper sales | Mandatorily at FVTPL - others
Disclosure of financial assets [line items]
Total financial assets	14.0	30.5
Receivables from provisional copper sales | FV - Hedging Instruments
Disclosure of financial assets [line items]
Total financial assets	0.0	0.0
Investments in equity securities
Disclosure of financial assets [line items]
Total financial assets	9.1	4.6
Investments in equity securities | Financial assets at amortized cost
Disclosure of financial assets [line items]
Total financial assets	0.0	0.0
Investments in equity securities | FVOCI - equity instruments
Disclosure of financial assets [line items]
Total financial assets	9.1	4.6
Investments in equity securities | Mandatorily at FVTPL - others
Disclosure of financial assets [line items]
Total financial assets	0.0	0.0
Investments in equity securities | FV - Hedging Instruments
Disclosure of financial assets [line items]
Total financial assets	0.0	0.0
Warrants
Disclosure of financial assets [line items]
Total financial assets	0.5	2.6
Warrants | Financial assets at amortized cost
Disclosure of financial assets [line items]
Total financial assets	0.0	0.0
Warrants | FVOCI - equity instruments
Disclosure of financial assets [line items]
Total financial assets	0.0	0.0
Warrants | Mandatorily at FVTPL - others
Disclosure of financial assets [line items]
Total financial assets	0.5	2.6
Warrants | FV - Hedging Instruments
Disclosure of financial assets [line items]
Total financial assets	0.0	0.0
Derivative assets - Hedging instruments
Disclosure of financial assets [line items]
Total financial assets	1.6	6.8
Derivative assets - Hedging instruments | Financial assets at amortized cost
Disclosure of financial assets [line items]
Total financial assets	0.0	0.0
Derivative assets - Hedging instruments | FVOCI - equity instruments
Disclosure of financial assets [line items]
Total financial assets	0.0	0.0
Derivative assets - Hedging instruments | Mandatorily at FVTPL - others
Disclosure of financial assets [line items]
Total financial assets	0.0	0.0
Derivative assets - Hedging instruments | FV - Hedging Instruments
Disclosure of financial assets [line items]
Total financial assets	1.6	6.8
Derivative assets - Non-hedge
Disclosure of financial assets [line items]
Total financial assets	2.0	2.5
Derivative assets - Non-hedge | Financial assets at amortized cost
Disclosure of financial assets [line items]
Total financial assets	0.0	0.0
Derivative assets - Non-hedge | FVOCI - equity instruments
Disclosure of financial assets [line items]
Total financial assets	0.0	0.0
Derivative assets - Non-hedge | Mandatorily at FVTPL - others
Disclosure of financial assets [line items]
Total financial assets	2.0	2.5
Derivative assets - Non-hedge | FV - Hedging Instruments
Disclosure of financial assets [line items]
Total financial assets	0.0	0.0
Other financial assets
Disclosure of financial assets [line items]
Total financial assets	13.1	22.8
Other financial assets | Financial assets at amortized cost
Disclosure of financial assets [line items]
Total financial assets	13.1	22.8
Other financial assets | FVOCI - equity instruments
Disclosure of financial assets [line items]
Total financial assets	0.0	0.0
Other financial assets | Mandatorily at FVTPL - others
Disclosure of financial assets [line items]
Total financial assets	0.0	0.0
Other financial assets | FV - Hedging Instruments
Disclosure of financial assets [line items]
Total financial assets	$ 0.0	$ 0.0